Nasdaq
805 King Farm Blvd.
Rockville, MD 20850 / USA
Nasdaq.com

15006751

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
APR 29 2015
Washington, DC 20549
CERT NAS
File No. 001-37359

By Electronic Mail

April 29, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 27, 2015 The Nasdaq Stock Market (the "Exchange") received from Blueprint Medicines Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery